ANNUAL REPORT
NASSAU LIFE AND
ANNUITY VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2018

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
Assets:
Investments at fair value	$ 252,149		$ 56,187		$ 342,568		$ 107,546
Total assets	$ 252,149		$ 56,187		$ 342,568		$ 107,546
Total net assets	$ 252,149		$ 56,187		$ 342,568		$ 107,546
Units outstanding	29,942		23,182		36,389		19,059
Investment shares held	3,704		579		18,125		10,223
Investments at cost	$ 123,535		$ 43,129		$ 244,117		$ 117,254
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 8.42	29,942	$ 2.42	23,182	$ 9.41	36,389	$ 5.64	19,059
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Assets:
Investments at fair value	$ 725,384		$ 2,536		$ 110,624		$ 200,307
Total assets	$ 725,384		$ 2,536		$ 110,624		$ 200,307
Total net assets	$ 725,384		$ 2,536		$ 110,624		$ 200,307
Units outstanding	714,169		265		9,867		18,811
Investment shares held	725,384		418		3,460		5,278
Investments at cost	$ 725,384		$ 3,112		$ 89,813		$ 177,961
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.02	714,169	$ 9.56	265	$ 11.21	9,867	$ 10.64	18,811
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$ 258,332		$ 10,150		$ 51,993		$ 35,658
Total assets	$ 258,332		$ 10,150		$ 51,993		$ 35,658
Total net assets	$ 258,332		$ 10,150		$ 51,993		$ 35,658
Units outstanding	35,782		6,374		27,218		4,828
Investment shares held	4,112		832		3,527		2,049
Investments at cost	$ 224,357		$ 10,601		$ 62,692		$ 29,585
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 7.22	35,782	$ 1.59	6,374	$ 1.91	27,218	$ 7.39	4,828
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 52,232		$ 24,245		$ 116,862		$ 40,346
Total assets	$ 52,232		$ 24,245		$ 116,862		$ 40,346
Total net assets	$ 52,232		$ 24,245		$ 116,862		$ 40,346
Units outstanding	26,482		12,295		58,451		17,635
Investment shares held	914		784		7,286		3,641
Investments at cost	$ 40,479		$ 21,275		$ 131,959		$ 42,632
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.97	26,482	$ 1.97	12,295	$ 2.00	58,451	$ 2.28	17,635
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 140,481		$ 54,369		$ 14,723		$ 257
Total assets	$ 140,481		$ 54,369		$ 14,723		$ 257
Total net assets	$ 140,481		$ 54,369		$ 14,723		$ 257
Units outstanding	67,549		28,188		24,998		164
Investment shares held	4,583		2,738		2,418		22
Investments at cost	$ 131,264		$ 57,345		$ 64,807		$ 264
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 2.08	67,549	$ 1.93	28,188	$ 0.59	24,998	$ 1.57	164
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	PIMCO Total Return Portfolio – Advisor Class		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$ 11,169		$ 17,102		$ 13,163		$ 62,629
Total assets	$ 11,169		$ 17,102		$ 13,163		$ 62,629
Total net assets	$ 11,169		$ 17,102		$ 13,163		$ 62,629
Units outstanding	6,184		1,644		2,597		10,307
Investment shares held	1,066		2,003		1,033		5,129
Investments at cost	$ 11,060		$ 28,383		$ 12,497		$ 49,336
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.81	6,184	$ 10.40	1,644	$ 5.09	2,597	$ 6.07	10,307
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
Assets:
Investments at fair value	$ 59,733		$ 132,543		$ 58,998		$ 201,288
Total assets	$ 59,733		$ 132,543		$ 58,998		$ 201,288
Total net assets	$ 59,733		$ 132,543		$ 58,998		$ 201,288
Units outstanding	25,897		21,438		3,539		34,130
Investment shares held	4,707		13,136		3,597		7,857
Investments at cost	$ 66,144		$ 163,369		$ 85,243		$ 136,157
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 2.31	25,897	$ 6.18	21,438	$ 16.67	3,539	$ 5.90	34,130
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
Assets:
Investments at fair value	$ 74,673		$ 191,487		$ 150,995		$ 508,830
Total assets	$ 74,673		$ 191,487		$ 150,995		$ 508,830
Total net assets	$ 74,673		$ 191,487		$ 150,995		$ 508,830
Units outstanding	3,338		16,783		17,749		78,530
Investment shares held	2,797		14,775		17,316		49,210
Investments at cost	$ 49,261		$ 208,369		$ 160,396		$ 599,645
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 22.37	3,338	$ 11.41	16,783	$ 8.51	17,749	$ 6.48	78,530
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 6,285		$ 54,882		$ 876		$ 215,251
Total assets	$ 6,285		$ 54,882		$ 876		$ 215,251
Total net assets	$ 6,285		$ 54,882		$ 876		$ 215,251
Units outstanding	901		6,588		70		17,300
Investment shares held	560		2,472		54		10,399
Investments at cost	$ 7,164		$ 45,786		$ 878		$ 243,032
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 6.98	901	$ 8.33	6,588	$ 12.44	70	$ 12.44	17,300
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A	Federated Fund for U.S. Government Securities II
Income:
Dividends	$ 233	$ 756	$ 6,276	$ 2,469
Net investment income (loss)	233	756	6,276	2,469
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	10,138	(2,720)	235	5
Realized gain distributions	44,694	3,915	32,435	-
Realized gain (loss)	54,832	1,195	32,670	5
Change in unrealized appreciation (depreciation) during the year	(52,358)	(9,125)	(55,740)	(1,939)
Net increase (decrease) in net assets from operations	$ 2,707	$ (7,174)	$ (16,794)	$ 535

	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Income:
Dividends	$ 9,086	$ 246	$ 791	$ 187
Net investment income (loss)	9,086	246	791	187
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	(60)	1,571	3,664
Realized gain distributions	-	-	12,619	9,884
Realized gain (loss)	-	(60)	14,190	13,548
Change in unrealized appreciation (depreciation) during the year	-	(276)	(20,718)	6,006
Net increase (decrease) in net assets from operations	$ 9,086	$ (90)	$ (5,737)	$ 19,741

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$ 423	$ 245	$ 2,624	$ 1,306
Net investment income (loss)	423	245	2,624	1,306
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	538	( - )	-	(1,416)
Realized gain distributions	38,504	62	-	2,033
Realized gain (loss)	39,042	62	-	617
Change in unrealized appreciation (depreciation) during the year	(39,602)	(373)	(4,959)	(6,225)
Net increase (decrease) in net assets from operations	$ (137)	$ (66)	$ (2,335)	$ (4,302)

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$ -	$ 245	$ 2,588	$ 1,829
Net investment income (loss)	-	245	2,588	1,829
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(1)	(24)	10	5
Realized gain distributions	3,685	1,756	5,749	921
Realized gain (loss)	3,684	1,732	5,759	926
Change in unrealized appreciation (depreciation) during the year	(5,776)	(4,516)	(20,953)	(4,441)
Net increase (decrease) in net assets from operations	$ (2,092)	$ (2,539)	$ (12,606)	$ (1,686)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Income:
Dividends	$ 2,154	$ 433	$ -	$ 330
Net investment income (loss)	2,154	433	-	330
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(3)	24	-	-
Realized gain distributions	12,269	2,072	-	-
Realized gain (loss)	12,266	2,096	-	-
Change in unrealized appreciation (depreciation) during the year	(26,883)	(12,169)	-	(2,764)
Net increase (decrease) in net assets from operations	$ (12,463)	$ (9,640)	$ -	$ (2,434)

	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2
Income:
Dividends	$ 5	$ 270	$ 165	$ 534
Net investment income (loss)	5	270	165	534
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	( - )	(1)	797
Realized gain distributions	-	134	-	-
Realized gain (loss)	-	134	(1)	797
Change in unrealized appreciation (depreciation) during the year	(10)	(476)	(3,376)	(4,144)
Net increase (decrease) in net assets from operations	$ (5)	$ (72)	$ (3,212)	$ (2,813)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Templeton Growth VIP Fund – Class 2	TVST Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Income:
Dividends	$ 2,024	$ -	$ 4,555	$ 1,017
Net investment income (loss)	2,024	-	4,555	1,017
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,628	98	(17)	(24)
Realized gain distributions	8,572	7,997	-	4,693
Realized gain (loss)	10,200	8,095	(17)	4,669
Change in unrealized appreciation (depreciation) during the year	(26,626)	(13,235)	(31,048)	(9,836)
Net increase (decrease) in net assets from operations	$ (14,402)	$ (5,140)	$ (26,510)	$ (4,150)

	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Income:
Dividends	$ -	$ -	$ 2,070	$ 6,217
Net investment income (loss)	-	-	2,070	6,217
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	125	94	(66)	(2)
Realized gain distributions	26,509	13,413	22,142	-
Realized gain (loss)	26,634	13,507	22,076	(2)
Change in unrealized appreciation (depreciation) during the year	(42,144)	(5,270)	(60,346)	(10,254)
Net increase (decrease) in net assets from operations	$ (15,510)	$ 8,237	$ (36,200)	$ (4,039)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Virtus Rampart Enhanced Core Equity Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select
Income:
Dividends	$ 6,022	$ 100	$ 1,640	$ 2
Net investment income (loss)	6,022	100	1,640	2
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(66)	(13)	(2,959)	9
Realized gain distributions	-	279	9,135	123
Realized gain (loss)	(66)	266	6,176	132
Change in unrealized appreciation (depreciation) during the year	(81,186)	(796)	(22,340)	(255)
Net increase (decrease) in net assets from operations	$ (75,230)	$ (430)	$ (14,524)	$ (121)

Wanger USA
Income:
Dividends	$ 275
Net investment income (loss)	275
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(5,121)
Realized gain distributions	64,418
Realized gain (loss)	59,297
Change in unrealized appreciation (depreciation) during the year	(61,290)
Net increase (decrease) in net assets from operations	$ (1,718)
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 233	$ 468	$ 756	$ 426
Realized gains (losses)	54,832	18,964	1,195	2,344
Unrealized appreciation (depreciation) during the year	(52,358)	54,370	(9,125)	6,074
Net increase (decrease) in net assets from operations	2,707	73,802	(7,174)	8,844
Contract transactions:
Payments received from contract owners	4,249	3,669	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	1,492	41	-	-
Transfers for contract benefits and terminations	(54,314)	(1)	-	-
Contract maintenance charges	(9,056)	(8,899)	(762)	(746)
Net increase (decrease) in net assets resulting from contract transactions	(57,629)	(5,190)	(762)	(746)
Total increase (decrease) in net assets	(54,922)	68,612	(7,936)	8,098
Net assets at beginning of period	307,071	238,459	64,123	56,025
Net assets at end of period	$ 252,149	$ 307,071	$ 56,187	$ 64,123

	DWS Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 6,276	$ 5,779	$ 2,469	$ 2,401
Realized gains (losses)	32,670	16,701	5	9
Unrealized appreciation (depreciation) during the year	(55,740)	42,542	(1,939)	(442)
Net increase (decrease) in net assets from operations	(16,794)	65,022	535	1,968
Contract transactions:
Payments received from contract owners	7,148	7,148	7,628	7,916
Transfers between Investment Options (including Guaranteed Interest Account), net	(75)	(35)	1,069	800
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(9,922)	(10,307)	(6,532)	(6,889)
Net increase (decrease) in net assets resulting from contract transactions	(2,849)	(3,194)	2,165	1,827
Total increase (decrease) in net assets	(19,643)	61,828	2,700	3,795
Net assets at beginning of period	362,211	300,383	104,846	101,051
Net assets at end of period	$ 342,568	$ 362,211	$ 107,546	$ 104,846

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 9,086	$ 2,308	$ 246	$ 292
Realized gains (losses)	-	-	(60)	(106)
Unrealized appreciation (depreciation) during the year	-	-	(276)	94
Net increase (decrease) in net assets from operations	9,086	2,308	(90)	280
Contract transactions:
Payments received from contract owners	1,854	1,467	193	-
Transfers between Investment Options (including Guaranteed Interest Account), net	1,550	1,083	611	148
Transfers for contract benefits and terminations	(9,285)	(540,115)	-	(189)
Contract maintenance charges	(8,938)	(11,948)	(1,434)	(1,565)
Net increase (decrease) in net assets resulting from contract transactions	(14,819)	(549,513)	(630)	(1,606)
Total increase (decrease) in net assets	(5,733)	(547,205)	(720)	(1,326)
Net assets at beginning of period	731,117	1,278,322	3,256	4,582
Net assets at end of period	$ 725,384	$ 731,117	$ 2,536	$ 3,256

	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 791	$ 1,211	$ 187	$ 271
Realized gains (losses)	14,190	11,098	13,548	15,427
Unrealized appreciation (depreciation) during the year	(20,718)	13,633	6,006	21,311
Net increase (decrease) in net assets from operations	(5,737)	25,942	19,741	37,009
Contract transactions:
Payments received from contract owners	1,448	1,944	198	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(28,138)	65,659	22,539	24,122
Transfers for contract benefits and terminations	-	(57,622)	-	(1)
Contract maintenance charges	(2,441)	(5,245)	(2,232)	(1,610)
Net increase (decrease) in net assets resulting from contract transactions	(29,131)	4,736	20,505	22,511
Total increase (decrease) in net assets	(34,868)	30,678	40,246	59,520
Net assets at beginning of period	145,492	114,814	160,061	100,541
Net assets at end of period	$ 110,624	$ 145,492	$ 200,307	$ 160,061

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 423	$ 253	$ 245	$ 369
Realized gains (losses)	39,042	14,833	62	169
Unrealized appreciation (depreciation) during the year	(39,602)	46,491	(373)	1,152
Net increase (decrease) in net assets from operations	(137)	61,577	(66)	1,690
Contract transactions:
Payments received from contract owners	3,780	4,260	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(2,830)	41,019	(30)	(36,321)
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(7,936)	(7,701)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(6,986)	37,578	(30)	(36,321)
Total increase (decrease) in net assets	(7,123)	99,155	(96)	(34,631)
Net assets at beginning of period	265,455	166,300	10,246	44,877
Net assets at end of period	$ 258,332	$ 265,455	$ 10,150	$ 10,246

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,624	$ 3,289	$ 1,306	$ 1,151
Realized gains (losses)	-	(1,483)	617	2,093
Unrealized appreciation (depreciation) during the year	(4,959)	4,476	(6,225)	764
Net increase (decrease) in net assets from operations	(2,335)	6,282	(4,302)	4,008
Contract transactions:
Payments received from contract owners	-	-	2,025	1,873
Transfers between Investment Options (including Guaranteed Interest Account), net	(256)	20,389	(39)	(30)
Transfers for contract benefits and terminations	-	(47,646)	(13,466)	-
Contract maintenance charges	-	(1,958)	(828)	(944)
Net increase (decrease) in net assets resulting from contract transactions	(256)	(29,215)	(12,308)	899
Total increase (decrease) in net assets	(2,591)	(22,933)	(16,610)	4,907
Net assets at beginning of period	54,584	77,517	52,268	47,361
Net assets at end of period	$ 51,993	$ 54,584	$ 35,658	$ 52,268

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 40	$ 245	$ 265
Realized gains (losses)	3,684	3,847	1,732	1,424
Unrealized appreciation (depreciation) during the year	(5,776)	7,192	(4,516)	1,485
Net increase (decrease) in net assets from operations	(2,092)	11,079	(2,539)	3,174
Contract transactions:
Payments received from contract owners	1,740	1,846	387	-
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	1,057	208
Transfers for contract benefits and terminations	-	-	-	(206)
Contract maintenance charges	(190)	(178)	(1,240)	(1,296)
Net increase (decrease) in net assets resulting from contract transactions	1,550	1,668	204	(1,294)
Total increase (decrease) in net assets	(542)	12,747	(2,335)	1,880
Net assets at beginning of period	52,774	40,027	26,580	24,700
Net assets at end of period	$ 52,232	$ 52,774	$ 24,245	$ 26,580

	Invesco V.I. Equity and Income Fund – Series II Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,588	$ 1,822	$ 1,829	$ 1,732
Realized gains (losses)	5,759	2,308	926	420
Unrealized appreciation (depreciation) during the year	(20,953)	8,675	(4,441)	1,419
Net increase (decrease) in net assets from operations	(12,606)	12,805	(1,686)	3,571
Contract transactions:
Payments received from contract owners	-	-	865	1,032
Transfers between Investment Options (including Guaranteed Interest Account), net	(45)	(25)	-	-
Transfers for contract benefits and terminations	-	(1)	(514)	-
Contract maintenance charges	(1,413)	(1,440)	(743)	(877)
Net increase (decrease) in net assets resulting from contract transactions	(1,458)	(1,466)	(392)	155
Total increase (decrease) in net assets	(14,064)	11,339	(2,078)	3,726
Net assets at beginning of period	130,926	119,587	42,424	38,698
Net assets at end of period	$ 116,862	$ 130,926	$ 40,346	$ 42,424

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,154	$ 1,912	$ 433	$ 393
Realized gains (losses)	12,266	14,079	2,096	6,288
Unrealized appreciation (depreciation) during the year	(26,883)	1,421	(12,169)	(2,500)
Net increase (decrease) in net assets from operations	(12,463)	17,412	(9,640)	4,181
Contract transactions:
Payments received from contract owners	4,352	4,352	1,160	1,862
Transfers between Investment Options (including Guaranteed Interest Account), net	-	(145)	(231)	(105)
Transfers for contract benefits and terminations	-	-	(1,085)	1
Contract maintenance charges	(417)	(1,277)	(1,218)	(1,460)
Net increase (decrease) in net assets resulting from contract transactions	3,935	2,930	(1,374)	298
Total increase (decrease) in net assets	(8,528)	20,342	(11,014)	4,479
Net assets at beginning of period	149,009	128,667	65,383	60,904
Net assets at end of period	$ 140,481	$ 149,009	$ 54,369	$ 65,383

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 330	$ 2,216
Realized gains (losses)	-	(11)	-	(11,651)
Unrealized appreciation (depreciation) during the year	-	48	(2,764)	9,465
Net increase (decrease) in net assets from operations	-	37	(2,434)	30
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	-	(131)	120	4,678
Transfers for contract benefits and terminations	-	-	-	(10,250)
Contract maintenance charges	-	(766)	-	(272)
Net increase (decrease) in net assets resulting from contract transactions	-	(897)	120	(5,844)
Total increase (decrease) in net assets	-	(860)	(2,314)	(5,814)
Net assets at beginning of period	-	860	17,037	22,851
Net assets at end of period	$ -	$ -	$ 14,723	$ 17,037

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5	$ 2	$ 270	$ 213
Realized gains (losses)	-	-	134	-
Unrealized appreciation (depreciation) during the year	(10)	2	(476)	305
Net increase (decrease) in net assets from operations	(5)	4	(72)	518
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	129	130	(36)	(32)
Transfers for contract benefits and terminations	-	(8)	-	-
Contract maintenance charges	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	129	122	(36)	(32)
Total increase (decrease) in net assets	124	126	(108)	486
Net assets at beginning of period	133	7	11,277	10,791
Net assets at end of period	$ 257	$ 133	$ 11,169	$ 11,277

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 165	$ 250	$ 534	$ 1,207
Realized gains (losses)	(1)	(2,017)	797	2,902
Unrealized appreciation (depreciation) during the year	(3,376)	9,403	(4,144)	1,948
Net increase (decrease) in net assets from operations	(3,212)	7,636	(2,813)	6,057
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(43)	6,066	(219)	3,258
Transfers for contract benefits and terminations	-	(13,969)	(27)	(23,256)
Contract maintenance charges	-	(333)	(7,947)	(7,972)
Net increase (decrease) in net assets resulting from contract transactions	(43)	(8,236)	(8,193)	(27,970)
Total increase (decrease) in net assets	(3,255)	(600)	(11,006)	(21,913)
Net assets at beginning of period	20,357	20,957	24,169	46,082
Net assets at end of period	$ 17,102	$ 20,357	$ 13,163	$ 24,169

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Templeton Growth VIP Fund – Class 2		TVST Touchstone Small Company Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,024	$ 1,674	$ -	$ 37
Realized gains (losses)	10,200	2,178	8,095	1,669
Unrealized appreciation (depreciation) during the year	(26,626)	12,820	(13,235)	8,901
Net increase (decrease) in net assets from operations	(14,402)	16,672	(5,140)	10,607
Contract transactions:
Payments received from contract owners	5,874	5,916	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	1,522	8,314	-	-
Transfers for contract benefits and terminations	(26,905)	(16,778)	-	(1)
Contract maintenance charges	(4,104)	(4,839)	(812)	(756)
Net increase (decrease) in net assets resulting from contract transactions	(23,613)	(7,387)	(812)	(757)
Total increase (decrease) in net assets	(38,015)	9,285	(5,952)	9,850
Net assets at beginning of period	100,644	91,359	65,685	55,835
Net assets at end of period	$ 62,629	$ 100,644	$ 59,733	$ 65,685

	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,555	$ 2,291	$ 1,017	$ 897
Realized gains (losses)	(17)	3	4,669	6,054
Unrealized appreciation (depreciation) during the year	(31,048)	18,408	(9,836)	(3,312)
Net increase (decrease) in net assets from operations	(26,510)	20,702	(4,150)	3,639
Contract transactions:
Payments received from contract owners	6,890	7,027	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(220)	(75)	-	-
Transfers for contract benefits and terminations	-	1	-	(1)
Contract maintenance charges	(1,211)	(1,339)	(962)	(1,086)
Net increase (decrease) in net assets resulting from contract transactions	5,459	5,614	(962)	(1,087)
Total increase (decrease) in net assets	(21,051)	26,316	(5,112)	2,552
Net assets at beginning of period	153,594	127,278	64,110	61,558
Net assets at end of period	$ 132,543	$ 153,594	$ 58,998	$ 64,110

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ -	$ -
Realized gains (losses)	26,634	9,401	13,507	4,169
Unrealized appreciation (depreciation) during the year	(42,144)	48,809	(5,270)	16,122
Net increase (decrease) in net assets from operations	(15,510)	58,210	8,237	20,291
Contract transactions:
Payments received from contract owners	3,385	6,295	1,160	2,232
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	-	-
Transfers for contract benefits and terminations	(2,293)	-	-	-
Contract maintenance charges	(4,912)	(4,830)	(4,227)	(3,399)
Net increase (decrease) in net assets resulting from contract transactions	(3,820)	1,465	(3,067)	(1,167)
Total increase (decrease) in net assets	(19,330)	59,675	5,170	19,124
Net assets at beginning of period	220,618	160,943	69,503	50,379
Net assets at end of period	$ 201,288	$ 220,618	$ 74,673	$ 69,503

	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,070	$ 1,436	$ 6,217	$ 7,556
Realized gains (losses)	22,076	29,991	(2)	(106)
Unrealized appreciation (depreciation) during the year	(60,346)	7,819	(10,254)	4,945
Net increase (decrease) in net assets from operations	(36,200)	39,246	(4,039)	12,395
Contract transactions:
Payments received from contract owners	1,718	2,671	2,676	3,249
Transfers between Investment Options (including Guaranteed Interest Account), net	997	997	9,260	(58,751)
Transfers for contract benefits and terminations	-	(1)	(480)	-
Contract maintenance charges	(7,068)	(7,831)	(6,496)	(6,691)
Net increase (decrease) in net assets resulting from contract transactions	(4,353)	(4,164)	4,960	(62,193)
Total increase (decrease) in net assets	(40,553)	35,082	921	(49,798)
Net assets at beginning of period	232,040	196,958	150,074	199,872
Net assets at end of period	$ 191,487	$ 232,040	$ 150,995	$ 150,074

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 6,022	$ 8,583	$ 100	$ 127
Realized gains (losses)	(66)	101,991	266	41
Unrealized appreciation (depreciation) during the year	(81,186)	(52)	(796)	1,060
Net increase (decrease) in net assets from operations	(75,230)	110,522	(430)	1,228
Contract transactions:
Payments received from contract owners	9,300	12,501	1,578	810
Transfers between Investment Options (including Guaranteed Interest Account), net	(747)	(353)	1,403	396
Transfers for contract benefits and terminations	(4,161)	(1)	-	-
Contract maintenance charges	(11,359)	(12,007)	(2,992)	(3,082)
Net increase (decrease) in net assets resulting from contract transactions	(6,967)	140	(11)	(1,876)
Total increase (decrease) in net assets	(82,197)	110,662	(441)	(648)
Net assets at beginning of period	591,027	480,365	6,726	7,374
Net assets at end of period	$ 508,830	$ 591,027	$ 6,285	$ 6,726

	Wanger International		Wanger Select
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,640	$ 902	$ 2	$ 2
Realized gains (losses)	6,176	625	132	856
Unrealized appreciation (depreciation) during the year	(22,340)	19,004	(255)	(85)
Net increase (decrease) in net assets from operations	(14,524)	20,531	(121)	773
Contract transactions:
Payments received from contract owners	3,863	3,871	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	627	304	(9)	(5,282)
Transfers for contract benefits and terminations	(12,956)	(1)	-	-
Contract maintenance charges	(4,219)	(4,658)	(119)	(371)
Net increase (decrease) in net assets resulting from contract transactions	(12,685)	(484)	(128)	(5,653)
Total increase (decrease) in net assets	(27,209)	20,047	(249)	(4,880)
Net assets at beginning of period	82,091	62,044	1,125	6,005
Net assets at end of period	$ 54,882	$ 82,091	$ 876	$ 1,125

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Wanger USA
	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 275	$ -
Realized gains (losses)	59,297	37,410
Unrealized appreciation (depreciation) during the year	(61,290)	4,606
Net increase (decrease) in net assets from operations	(1,718)	42,016
Contract transactions:
Payments received from contract owners	4,414	4,592
Transfers between Investment Options (including Guaranteed Interest Account), net	972	576
Transfers for contract benefits and terminations	(35,215)	-
Contract maintenance charges	(7,448)	(7,541)
Net increase (decrease) in net assets resulting from contract transactions	(37,277)	(2,373)
Total increase (decrease) in net assets	(38,995)	39,643
Net assets at beginning of period	254,246	214,603
Net assets at end of period	$ 215,251	$ 254,246
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Nassau Life and Annuity Variable Universal Life Account (the “Separate Account”) is a separate account of Nassau Life and Annuity Company (“NLA”, the Company, “we” or “us”). NLA is a Connecticut stock life insurance company and is a wholly owned subsidiary of The Nassau Companies (“NC”), whose parent is Nassau Insurance Group Holdings L.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NC is a privately held, wholly-owned subsidiary of Nassau.
On October 1, 2018, NLA was sold by PHL Variable Insurance Company to an affiliate, The Nassau Companies, a wholly owned subsidiary of Nassau. NLA, formerly known as Phoenix Life and Annuity Company, changed its name on July 23, 2018. NC, formerly known as NSRE Holdings, Inc. changed its name effective November 18, 2018. Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5,2018. The Separate Account, formerly known as Phoenix Life and Annuity Variable Universal Life Account, changed its name effective April 11, 2019.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on July 1, 1996. The Separate Account currently consists of 54 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series-Class A Shares
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus Rampart Enhanced Core Equity Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
NLA and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from NLA’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against NLA’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2018.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: NLA is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of NCNY through September 30, 2018. On October 1, 2018 the Company moved out of the NCNY consolidation group. Beginning October 1, 2018, NLA will file a separate company standalone federal tax return. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015. Under the current provisions of the Code, NLA does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. NLA will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires NLA management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 50,361	$ 63,063
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	4,671	763
DWS Equity 500 Index VIP – Class A	45,368	9,506
Federated Fund for U.S. Government Securities II	10,154	5,520
Federated Government Money Fund II - Service Shares	12,322	18,055
Federated High Income Bond Fund II – Primary Shares	969	1,354
Fidelity ® VIP Contrafund® Portfolio – Service Class	43,855	59,576
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	64,432	33,857
Fidelity ® VIP Growth Portfolio – Service Class	42,444	10,503
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	307	31
Franklin Income VIP Fund – Class 2	2,624	256
Franklin Mutual Shares VIP Fund – Class 2	5,237	14,206
Invesco V.I. American Franchise Fund – Series I Shares	5,411	176
Invesco V.I. Core Equity Fund – Series I Shares	3,478	1,273
Invesco V.I. Equity and Income Fund – Series II Shares	8,336	1,457
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	3,531	1,173
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	18,744	386
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	3,499	2,368
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	-	-
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	448	-
PIMCO Real Return Portfolio – Advisor Class	132	-
PIMCO Total Return Portfolio – Advisor Class	405	36
Templeton Developing Markets VIP Fund – Class 2	166	44
Templeton Foreign VIP Fund – Class 2	534	8,193
Templeton Growth VIP Fund – Class 2	17,348	30,365
TVST Touchstone Small Company Fund	7,997	812
Virtus Duff & Phelps International Series-Class A Shares	11,171	1,157
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	5,710	962
Virtus KAR Capital Growth Series – Class A Shares	29,138	6,449
Virtus KAR Small-Cap Growth Series – Class A Shares	14,283	3,937
Virtus KAR Small-Cap Value Series – Class A Shares	26,662	6,803
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	17,230	6,053
Virtus Rampart Enhanced Core Equity Series – Class A Shares	13,472	14,416
Virtus Strategic Allocation Series – Class A Shares	2,963	2,595
Wanger International	14,311	16,221
Wanger Select	125	128
Wanger USA	69,285	41,869
	$ 557,123	$ 363,563

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2018			For the period ended December 31, 2017
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	667	(7,152)	(6,485)	595	(1,248)	(653)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	-	(277)	(277)	-	(295)	(295)
DWS Equity 500 Index VIP – Class A	683	(980)	(297)	866	(1,156)	(290)
Federated Fund for U.S. Government Securities II	1,574	(1,180)	394	1,564	(1,234)	330
Federated Government Money Fund II - Service Shares	3,391	(18,024)	(14,633)	2,620	(552,113)	(549,493)
Federated High Income Bond Fund II – Primary Shares	82	(146)	(64)	20	(167)	(147)
Fidelity ® VIP Contrafund® Portfolio – Service Class	2,391	(4,660)	(2,269)	6,169	(5,694)	475
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	4,882	(2,975)	1,907	2,822	(189)	2,633
Fidelity ® VIP Growth Portfolio – Service Class	535	(1,421)	(886)	6,848	(1,191)	5,657
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	-	(20)	(20)	-	(22,779)	(22,779)
Franklin Income VIP Fund – Class 2	-	(126)	(126)	10,807	(26,052)	(15,245)
Franklin Mutual Shares VIP Fund – Class 2	249	(1,857)	(1,608)	242	(124)	118
Invesco V.I. American Franchise Fund – Series I Shares	781	(86)	695	975	(147)	828
Invesco V.I. Core Equity Fund – Series I Shares	704	(621)	83	187	(721)	(534)
Invesco V.I. Equity and Income Fund – Series II Shares	-	(664)	(664)	-	(701)	(701)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	365	(539)	(174)	452	(384)	68
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	1,919	(185)	1,734	2,073	(693)	1,380
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	514	(1,127)	(613)	850	(710)	140
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	-	-	-	-	(851)	(851)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	178	-	178	7,338	(16,487)	(9,149)
PIMCO Real Return Portfolio – Advisor Class	81	-	81	83	-	83
PIMCO Total Return Portfolio – Advisor Class	-	(21)	(21)	-	(17)	(17)
Templeton Developing Markets VIP Fund – Class 2	-	(4)	(4)	542	(1,276)	(734)
Templeton Foreign VIP Fund – Class 2	-	(1,425)	(1,425)	1,755	(6,677)	(4,922)
Templeton Growth VIP Fund – Class 2	1,050	(4,857)	(3,807)	2,180	(3,248)	(1,068)
TVST Touchstone Small Company Fund	-	(308)	(308)	-	(330)	(330)
Virtus Duff & Phelps International Series-Class A Shares	936	(201)	735	1,016	(205)	811
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	-	(56)	(56)	-	(63)	(63)
Virtus KAR Capital Growth Series – Class A Shares	495	(1,059)	(564)	1,121	(866)	255
Virtus KAR Small-Cap Growth Series – Class A Shares	49	(180)	(131)	131	(204)	(73)
Virtus KAR Small-Cap Value Series – Class A Shares	211	(536)	(325)	317	(659)	(342)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	1,386	(808)	578	426	(7,661)	(7,235)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	1,293	(2,247)	(954)	1,909	(1,856)	53
Virtus Strategic Allocation Series – Class A Shares	389	(395)	(6)	184	(460)	(276)
Wanger International	446	(1,968)	(1,522)	496	(533)	(37)
Wanger Select	-	(9)	(9)	-	(457)	(457)
Wanger USA	405	(3,241)	(2,836)	479	(667)	(188)

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2018, 2017, 2016, 2015, and 2014 follows:
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Alger Capital Appreciation Portfolio – Class I-2 Shares
2018	30	8.42	252	0.07%	-	(0.10%)
2017	36	8.43	307	0.17%	-	31.08%
2016	37	6.43	238	0.19%	-	0.50%
2015	38	6.40	243	0.08%	-	6.19%
2014	46	6.03	277	0.10%	-	13.75%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2018	23	2.42	56	1.17%	-	(11.33%)
2017	23	2.73	64	0.72%	-	15.89%
2016	24	2.36	56	0.45%	-	20.27%
2015	24	1.96	47	0.09%	-	(2.68%)
2014	26	2.02	52	1.01%	-	9.25%
DWS Equity 500 Index VIP – Class A
2018	36	9.41	343	1.67%	-	(4.65%)
2017	37	9.87	362	1.73%	-	21.53%
2016	37	8.12	300	2.03%	-	11.61%
2015	36	7.28	263	1.72%	-	1.13%
2014	38	7.20	272	1.84%	-	13.39%
Federated Fund for U.S. Government Securities II
2018	19	5.64	108	2.36%	-	0.45%
2017	19	5.62	105	2.32%	-	1.92%
2016	18	5.51	101	2.46%	-	1.61%
2015	19	5.42	105	2.81%	-	0.52%
2014	27	5.40	147	2.88%	-	4.62%
Federated Government Money Fund II - Service Shares
2018	714	1.02	725	1.24%	-	1.25%
2017	729	1.00	731	0.29%	-	0.31%
2016	1,278	1.00	1,278	0.00%*	-	0.00%
2015	1,292	1.00	1,292	0.00%	-	0.00%*
2014	1,331	1.00	1,331	-	-	0.00%*
Federated High Income Bond Fund II – Primary Shares
2018	0*	9.56	3	8.22%	-	(3.29%)
2017	0*	9.89	3	7.42%	-	6.94%
2016	0*	9.25	5	6.50%	-	14.82%
2015	1	8.05	5	4.68%	-	(2.57%)
2014	5	8.27	38	5.91%	-	2.69%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2018	10	11.21	111	0.59%	-	(6.49%)
2017	12	11.99	145	0.94%	-	21.76%
2016	12	9.85	115	0.79%	-	7.91%
2015	12	9.12	106	0.93%	-	0.56%
2014	17	9.07	157	0.61%	-	11.82%

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2018	19	10.64	200	0.10%	-	12.35%
2017	17	9.47	160	0.21%	-	34.40%
2016	14	7.05	101	0.24%	-	0.25%
2015	14	7.03	102	0.07%	-	5.48%
2014	2	6.66	12	0.06%	-	12.10%
Fidelity ® VIP Growth Portfolio – Service Class
2018	36	7.22	258	0.15%	-	(0.27%)
2017	37	7.24	265	0.12%	-	35.00%
2016	31	5.36	166	-	-	0.71%
2015	32	5.32	168	0.14%	-	7.05%
2014	25	4.97	123	0.10%	-	11.19%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2018	6	1.59	10	2.44%	-	(0.63%)
2017	6	1.60	10	1.13%	-	4.16%
2016	29	1.54	45	2.34%	-	4.63%
2015	29	1.47	43	2.43%	-	(0.71%)
2014	58	1.48	86	2.16%	-	5.75%
Franklin Income VIP Fund – Class 2
2018	27	1.91	52	4.80%	-	(4.30%)
2017	27	2.00	55	4.74%	-	9.67%
2016	43	1.82	78	4.96%	-	14.02%
2015	46	1.60	73	4.65%	-	(7.05%)
2014	48	1.72	83	4.99%	-	4.62%
Franklin Mutual Shares VIP Fund – Class 2
2018	5	7.39	36	2.48%	-	(9.07%)
2017	6	8.12	52	2.28%	-	8.35%
2016	6	7.50	47	2.02%	-	16.06%
2015	5	6.46	32	3.17%	-	(4.94%)
2014	6	6.79	43	2.06%	-	7.12%
Invesco V.I. American Franchise Fund – Series I Shares
2018	26	1.97	52	-	-	(3.62%)
2017	26	2.05	53	0.08%	-	27.34%
2016	25	1.61	40	-	-	2.27%
2015	24	1.57	38	-	-	5.01%
2014	32	1.50	48	0.04%	-	8.44%
Invesco V.I. Core Equity Fund – Series I Shares
2018	12	1.97	24	0.91%	-	(9.39%)
2017	12	2.18	27	1.03%	-	13.17%
2016	13	1.92	25	0.76%	-	10.26%
2015	14	1.74	24	0.95%	-	(5.77%)
2014	20	1.85	36	0.86%	-	8.15%
Invesco V.I. Equity and Income Fund – Series II Shares
2018	58	2.00	117	2.00%	-	(9.73%)
2017	59	2.21	131	1.47%	-	10.78%
2016	60	2.00	120	1.67%	-	14.83%
2015 ‡, 4	56	1.74	98	2.47%	-	(0.58%)
2014	-	-	-	-	-	-

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2018	18	2.28	40	4.39%	-	(4.02%)
2017	18	2.38	42	4.25%	-	9.21%
2016	18	2.18	39	4.74%	-	12.13%
2015	17	1.94	34	4.16%	-	(1.53%)
2014	17	1.97	33	4.76%	-	4.35%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2018	68	2.08	140	1.43%	-	(8.14%)
2017	66	2.26	149	1.41%	-	13.38%
2016	64	2.00	129	1.57%	-	17.11%
2015	64	1.71	110	1.15%	-	(2.86%)
2014	79	1.76	139	0.73%	-	7.65%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2018	28	1.93	54	0.68%	-	(15.04%)
2017	29	2.27	65	0.62%	-	6.83%
2016	29	2.12	61	0.53%	-	16.39%
2015	28	1.83	51	0.60%	-	(3.79%)
2014	27	1.90	52	0.45%	-	11.53%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2018	-	-	-	-	-	-
2017 ‡	-	1.07	-	-	-	6.30%
2016	1	1.01	1	-	-	4.16%
2015 ‡, 5	4	0.97	4	-	-	(2.91%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2018	25	0.59	15	1.97%	-	(14.20%)
2017	25	0.69	17	11.09%	-	2.05%
2016	34	0.67	23	1.01%	-	14.87%
2015	35	0.59	20	4.29%	-	(25.66%)
2014	67	0.79	53	0.24%	-	(18.62%)
PIMCO Real Return Portfolio – Advisor Class
2018	0*	1.57	0*	2.33%	-	(2.31%)
2017	0*	1.61	0*	2.29%	-	3.55%
2016	-	-	0*	2.18%	-	5.09%
2015	6	1.48	8	4.09%	-	(2.80%)
2014	6	1.52	9	1.31%	-	2.99%
PIMCO Total Return Portfolio – Advisor Class
2018	6	1.81	11	2.45%	-	(0.63%)
2017	6	1.82	11	1.92%	-	4.81%
2016	6	1.74	11	1.97%	-	2.57%
2015	6	1.69	10	4.94%	-	0.35%
2014	6	1.69	10	2.12%	-	4.17%
Templeton Developing Markets VIP Fund – Class 2
2018	2	10.40	17	0.87%	-	(15.79%)
2017	2	12.36	20	1.12%	-	40.41%
2016	2	8.80	21	0.81%	-	17.44%
2015	2	7.49	18	1.96%	-	(19.60%)
2014	6	9.32	54	1.46%	-	(8.39%)

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Templeton Foreign VIP Fund – Class 2
2018	3	5.09	13	2.74%	-	(15.44%)
2017	4	6.02	24	3.11%	-	16.69%
2016	9	5.16	46	3.01%	-	7.18%
2015	1	4.81	5	3.55%	-	(6.49%)
2014	10	5.14	52	1.31%	-	(11.13%)
Templeton Growth VIP Fund – Class 2
2018	10	6.07	63	2.03%	-	(14.85%)
2017	14	7.13	101	1.69%	-	18.50%
2016	15	6.02	91	2.05%	-	9.62%
2015	16	5.49	89	2.64%	-	(6.49%)
2014	20	5.87	119	1.32%	-	(2.81%)
TVST Touchstone Small Company Fund
2018	26	2.31	60	-	-	(7.98%)
2017	26	2.51	66	0.06%	-	19.12%
2016	27	2.10	56	0.07%	-	20.23%
2015 ‡, 4	27	1.75	47	-	-	0.38%
2014	-	-	-	-	-	-
Virtus Duff & Phelps International Series-Class A Shares
2018	21	6.18	133	2.94%	-	(16.67%)
2017	21	7.42	154	1.62%	-	15.95%
2016	20	6.40	127	0.79%	-	(1.61%)
2015	19	6.50	124	2.22%	-	(10.48%)
2014	25	7.26	180	3.85%	-	(3.90%)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2018	4	16.67	59	1.64%	-	(6.53%)
2017	4	17.83	64	1.43%	-	5.97%
2016	4	16.83	62	1.83%	-	6.82%
2015	4	15.76	59	1.52%	-	2.38%
2014	1	15.39	20	1.15%	-	31.62%
Virtus KAR Capital Growth Series – Class A Shares
2018	34	5.90	201	-	-	(7.25%)
2017	35	6.36	221	-	-	36.07%
2016	34	4.67	161	0.00%*	-	(0.86%)
2015	34	4.71	160	-	-	9.26%
2014	33	4.31	142	0.06%	-	11.73%
Virtus KAR Small-Cap Growth Series – Class A Shares
2018	3	22.37	75	-	-	11.66%
2017	3	20.04	70	-	-	40.85%
2016	4	14.22	50	-	-	25.92%
2015	4	11.30	42	-	-	0.73%
2014	4	11.21	46	-	-	5.50%
Virtus KAR Small-Cap Value Series – Class A Shares
2018	17	11.41	191	0.92%	-	(15.88%)
2017	17	13.56	232	0.68%	-	20.16%
2016	17	11.29	197	2.00%	-	26.54%
2015	18	8.92	164	0.54%	-	(1.37%)
2014	20	9.04	180	0.60%	-	1.83%

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2018	18	8.51	151	4.13%	-	(2.66%)
2017	17	8.74	150	4.10%	-	6.72%
2016	24	8.19	200	4.54%	-	9.29%
2015	25	7.49	186	5.16%	-	(1.26%)
2014	14	7.59	104	4.86%	-	1.90%
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2018	79	6.48	509	1.06%	-	(12.86%)
2017	79	7.44	591	1.61%	-	22.95%
2016	79	6.05	480	1.35%	-	9.41%
2015	78	5.53	431	0.89%	-	(8.91%)
2014	80	6.07	484	0.88%	-	9.64%
Virtus Strategic Allocation Series – Class A Shares
2018	1	6.98	6	1.42%	-	(5.89%)
2017	1	7.41	7	1.81%	-	18.97%
2016	1	6.23	7	1.31%	-	0.82%
2015	3	6.18	16	1.69%	-	(5.38%)
2014	3	6.53	20	2.12%	-	7.51%
Wanger International
2018	7	8.33	55	2.06%	-	(17.70%)
2017	8	10.12	82	1.22%	-	32.91%
2016	8	7.62	62	1.19%	-	(1.41%)
2015	8	7.72	63	1.47%	-	0.10%
2014	10	7.72	77	1.46%	-	(4.40%)
Wanger Select
2018	0*	12.44	1	0.18%	-	(12.41%)
2017	0*	14.20	1	0.05%	-	26.67%
2016	1	11.21	6	0.18%	-	13.36%
2015	1	9.89	6	0.01%	-	0.25%
2014	3	9.87	25	-	-	3.14%

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Wanger USA
2018	17	12.44	215	0.10%	-	(1.46%)
2017	20	12.63	254	-	-	19.58%
2016	20	10.56	215	-	-	13.69%
2015	21	9.29	193	-	-	(0.61%)
2014	24	9.34	225	-	-	4.78%

*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment Options with a date notation indicate the effective date of that Investment Option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

[4]From inception January 16, 2015 to December 31, 2015.	[5]From inception November 2, 2015 to December 31, 2015.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
NLA and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NLA is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
NLA makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Periodic charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NLA for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, NLA makes deductions for administrative charges at a maximum rate of $120 per policy. These charges are typically a flat dollar amount, but could also vary by face amount of coverage.
Cost of Insurance Charge – In accordance with terms of the contracts, NLA makes monthly deductions for costs of insurance to cover NLA’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge – In accordance with terms of the contracts, NLA will make monthly deductions at a maximum rate of .90% annually.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2018 and 2017 were $119,178, and $132,112, respectively.
B.    Optional Rider and Benefit Charges
NLA may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
Charges Against Premium
NLA deducts a sales charge from every premium payment and a deferred acquisition cost tax charge to the contract to reimburse NLA for our federal tax liability related to our receipt of premium.
C.    Other Charges
NLA may deduct other charges depending on the contract terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
NLA intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of NCNY, The Nassau Companies, and NLA and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
There were no mergers in 2017 or 2018.
B.    Liquidations
There were no liquidations in 2017 or 2018.
C.    Name Changes
Effective July 2, 2018, the Deutsche Equity 500 Index VIP - Class A was renamed the DWS Equity 500 Index VIP - Class A.
Effective July 2, 2018, the Deutsche Small Cap Index VIP - Class A was renamed the DWS Small Cap Index VIP - Class A.
Effective October 27, 2017, the Sentinel Variable Products Balanced Fund was renamed the TVST Touchstone Balanced Fund.
Effective October 27, 2017, the Sentinel Variable Products Bond Fund was renamed the TVST Touchstone Bond Fund.
Effective October 27, 2017, the Sentinel Variable Products Common Stock Fund was renamed the TVST Touchstone Common Stock Fund.
Effective October 27, 2017, the Sentinel Variable Products Small Company Fund was renamed TVST Touchstone Small Company Fund.
Effective April 28, 2017, the Virtus Capital Growth Series - Class A Shares was renamed the Virtus KAR Capital Growth Series - Class A Shares.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series - Class A Shares was renamed the Virtus Rampart Enhanced Core Equity Series - Class A Shares.
Effective April 28, 2017 the Virtus International Series - Class A Shares was renamed the Virtus Duff & Phelps International Series - Class A Shares.

NASSAU LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series - Class A Shares was renamed the Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares.
Effective April 28, 2017, the Virtus Real Estate Securities Series - Class A Shares was renamed the Virtus Duff & Phelps Real Estate Securities Series - Class A Shares.
Effective April 28, 2017, the Virtus Small-Cap Growth Series - Class A Shares was renamed the Virtus KAR Small-Cap Growth Series - Class A Shares.
Effective April 28, 2017 the Virtus Small-Cap Value Series - Class A Shares was renamed the Virtus KAR Small-Cap Value Series - Class A Shares.
D.    Other
Effective on or about October 27, 2017, the assets of the Sentinel Variable Products Trust (“Target Funds”) were reorganized into newly created series of the Touchstone Variable Series Trust (“Acquiring Funds”), pursuant to an agreement between Sentinel Asset Management, Inc. and Touchstone Advisors, Inc.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2018 and through the financial statement issuance date. There are no events requiring additional disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Nassau Life and Annuity Company and
Contract Owners of the Nassau Life and Annuity Variable Universal Life Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Nassau Life and Annuity Variable Universal Life Account (the Separate Account formerly the Phoenix Life and Annuity Variable Universal Life Account) as of the date listed in the Appendix, the related statements of operations for the year ended December 31, 2018 and changes in net assets for each of the years in the two-year period ended December 31, 2018, and the related notes including the financial highlights in Note 5 for each of the years or period in the four-year period ended December 31, 2018 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year ended December 31, 2018, changes in its net assets for each of the years in the two-year period ended December 31, 2018, and the financial highlights for each of the years or period in the four-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles. The financial highlights for the period ended December 31, 2014 were audited by other independent registered public accountants whose report, dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 26, 2019

Appendix
Statements of assets and liabilities as of December 31, 2018, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the year or period in the four-year then ended.
Alger Capital Appreciation Portfolio - Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
DWS Equity 500 Index VIP - Class A(1)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC Shares
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO Real Return Portfolio - Advisor Class
PIMCO Total Return Portfolio - Advisor Class
Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series - Class A Shares
Virtus Duff & Phelps Real Estate Securities Series - Class A Shares
Virtus KAR Capital Growth Series - Class A Shares
Virtus KAR Small-Cap Growth Series - Class A Shares
Virtus KAR Small-Cap Value Series - Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Rampart Enhanced Core Equity Series - Class A Shares
Virtus Strategic Allocation Series - Class A Shares
Wanger International
Wanger Select
Wanger USA
Statements of operations for the year ended December 31, 2018, changes in net assets for each of the years in the two-year period ended December 31, 2018, and the financial highlights for each of the years or periods in the four-year period then ended.
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
(1) See Note 1 to the financial statements for the former name of the sub-account.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Nassau Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Nassau Life and Annuity Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Nassau Life and Annuity Company
A member of The Nassau Companies of New York
www.nsre.com
OL4260 © 2018 The Nassau Companies of New York	12-18